Related Party Transactions (Details)	Dec. 31, 2025 USD ($)
Chongqing Zijing Huangcheng [Member]
Related Party Transactions [Line Items]
Debt	$ 200,000
Mr. Zheng Nan [Member]
Related Party Transactions [Line Items]
Repaid expense	$ 1,300,000